Investments - Mortgage loans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)
Mortgage Loans on Real Estate
Carrying value	$ 4,670	$ 4,534
Percent	100.00%	100.00%
Mortgage loans, not in foreclosure
Mortgage Loans on Real Estate
Number of loans | loan	283
Carrying value	$ 4,670
Percent	100.00%
Mortgage loans, not in foreclosure | 2019
Mortgage Loans on Real Estate
Number of loans | loan	8
Carrying value	$ 171
Percent	3.70%
Mortgage loans, not in foreclosure | 2020
Mortgage Loans on Real Estate
Number of loans | loan	13
Carrying value	$ 119
Percent	2.60%
Mortgage loans, not in foreclosure | 2021
Mortgage Loans on Real Estate
Number of loans | loan	41
Carrying value	$ 566
Percent	12.10%
Mortgage loans, not in foreclosure | 2022
Mortgage Loans on Real Estate
Number of loans | loan	32
Carrying value	$ 553
Percent	11.80%
Mortgage loans, not in foreclosure | Thereafter
Mortgage Loans on Real Estate
Number of loans | loan	189
Carrying value	$ 3,261
Percent	69.80%
Apartment complex
Mortgage Loans on Real Estate
Percent	34.40%	30.90%
Office buildings
Mortgage Loans on Real Estate
Percent	24.50%	23.80%
Warehouse
Mortgage Loans on Real Estate
Percent	15.80%	15.70%
Retail
Mortgage Loans on Real Estate
Percent	14.40%	18.00%
Other
Mortgage Loans on Real Estate
Percent	10.90%	11.60%
California
Mortgage Loans on Real Estate
Percent	16.40%	19.90%
Texas
Mortgage Loans on Real Estate
Percent	14.90%	13.00%
Illinois
Mortgage Loans on Real Estate
Percent	7.80%	7.10%
New Jersey
Mortgage Loans on Real Estate
Percent	6.80%	7.60%
Florida
Mortgage Loans on Real Estate
Percent	6.10%	6.40%
North Carolina
Mortgage Loans on Real Estate
Percent	5.10%	4.00%